SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS EXTRA,
AND SUN LIFE FINANCIAL MASTERS FLEX

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

This supplement updates the above-referenced prospectuses (each a “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts and certificates (collectively, “Contracts”) described in the Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options.  You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	PIMCO All Asset Portfolio, Administrative Class
MFS® Growth Portfolio, Service Class	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Global Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	Templeton Global Bond Securities Fund, Class 4
Small -Mid-Cap Equity Funds	Intermediate Term Bond Funds
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II
PIMCO EqS Pathfinder Portfolio, Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises the Templeton Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

On October 31, 2011, the lists Designated Funds for all optional living benefits in each prospectus will be deleted and replaced by the following:

For Contracts participating in SIR with a 7% bonus, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Administrative Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Guarantee Option	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Guarantee Option	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

Masters Choice/Masters Extra (US) 9/2011

For all other Contracts participating in a living benefit including SIR with a 6% bonus, the only Funds, dollar-cost averaging programs, and asset allocation models that are deemed to be Designated Funds are:

Asset Allocation Models	Funds (continued)
90/10 Masters Model1	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
80/20 Masters Model2	Portfolio, Service Class 2
Build Your Own Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Blended Model	Portfolio, Service Class 2
Fidelity® Variable Insurance Products III - Balanced Portfolio,
Dollar-Cost Averaging Program Options	Service Class 2
6-Month DCA Guarantee Option	MFS® Total Return Portfolio, Service Class
12-Month DCA Guarantee Option	PIMCO Global Multi-Asset Portfolio, Advisor Class
AllianceBernstein Balanced Wealth Strategy Fund, Class B
Funds	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
SCSM Ibbotson Growth Fund, Service Class	Invesco Van Kampen V.I. Equity and Income Portfolio, Series II
SCSM Ibbotson Balanced Fund, Service Class	BlackRock Global Allocation V.I. Fund, Class III
SCSM Ibbotson Conservative Fund, Service Class	MFS® Global Tactical Allocation Portfolio, Service Class
Huntington VA Balanced Fund3	PIMCO All Asset Portfolio, Administrative Class
Putnam VT Absolute Return 500 Fund, Class IB
1 Not available to Contracts purchased on or after February 17, 2009.
2 Not available for investment to Contracts purchased on or after August 17, 2009.
3 Only available for investment to Contracts purchased through a Huntington Bank representative.

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefit riders. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled. For Contracts with the Sun Income Riser with 7% bonus, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund		SCSM Ibbotson Growth Fund	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund		BlackRock Global Allocation V.I. Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio		Huntington VA Balanced Fund1	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	Templeton Global Bond Securities Fund

Masters Choice/Masters Extra (US) 9/2011

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Research Bond Series			SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
			JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
			Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
Huntington VA Growth Fund1
Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

Masters Choice/Masters Extra (US) 9/2011

For all Contracts purchased on or after August 17, 2009, and before February 8, 2010, including Contracts with SIR with a 6% bonus, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	SCSM Ibbotson Balanced Fund	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund	SCSM Ibbotson Conservative Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Growth Fund	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series	BlackRock Global Allocation V.I. Fund	SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	Huntington VA Balanced Fund1	SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
	PIMCO Global Multi-Asset Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
	MFS® Global Tactical Allocation Portfolio	Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	Putnam VT Absolute Return 500 Fund		Huntington VA Growth Fund1
Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund

Masters Choice/Masters Extra (US) 9/2011

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

Masters Choice/Masters Extra (US) 9/2011

For Contracts purchased after February 16, 2009, and prior to August 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	Oppenheimer Balanced Fund/VA	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund	SCSM Ibbotson Balanced Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Conservative Fund	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series	SCSM Ibbotson Growth Fund	SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	BlackRock Global Allocation V.I. Fund	SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
	Huntington VA Balanced Fund1	JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
	PIMCO Global Multi-Asset Portfolio	Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
	MFS® Global Tactical Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Huntington VA Growth Fund1
	Putnam VT Absolute Return 500 Fund		Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund

Masters Choice/Masters Extra (US) 9/2011

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

Masters Choice/Masters Extra (US) 9/2011

For Contracts purchased prior to February 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
PIMCO Total Return Portfolio7	AllianceBernstein Balanced Wealth Strategy Portfolio8	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	MFS® High Yield Portfolio6
MFS® Government Securities Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	MFS® Growth Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Templeton Founding Funds Allocation Fund8	Mutual Shares Securities Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
PIMCO Real Return Portfolio7	MFS® Total Return Portfolio	MFS® Utilities Portfolio	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Huntington VA Mortgage Securities Fund5	Oppenheimer Balanced Fund/VA	MFS® Blended Research® Core Equity Portfolio2	Oppenheimer Main Street Small- & Mid-Cap Fund/VA2	Templeton Developing Markets Securities Fund6
MFS® Money Market Portfolio6,8	Invesco Van Kampen V.I. Equity and Income Fund8	MFS® Global Research Portfolio2	MFS® New Discovery Portfolio2	MFS® Emerging Markets Equity Portfolio
Sun Capital Money Market Fund®	Fidelity® Variable Insurance Products Fund IV - Freedom 2010 Portfolio7	MFS® Core Equity Portfolio	MFS® Mass Investors Growth Stock Portfolio2	MFS® Strategic Income Portfolio1
SCSM Goldman Sachs Short Duration Fund8	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	MFS® International Value Portfolio	SCSM PIMCO High Yield Fund8
SCSM PIMCO Total Return Fund8	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Oppenheimer Main St. Fund®/VA7	Templeton Foreign Securities Fund6	Lazard Retirement Emerging Markets Equity Portfolio8
SCSM BlackRock Inflation Protected Bond Fund8	SCSM Ibbotson Balanced Fund8	Huntington VA Dividend Capture Fund5	MFS® Research International Portfolio	Huntington VA Rotating Markets Fund5
Wells Fargo Variable Trust - VT Total Return Bond Fund8	SCSM Ibbotson Conservative Fund8	Huntington VA Income Equity Fund5	Templeton Growth Securities Fund	Huntington VA Real Strategies Fund5
JPMorgan Insurance Trust Core Bond Portfolio8	SCSM Ibbotson Growth Fund8	SCSM Lord Abbett Growth & Income Fund8	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series8	BlackRock Global Allocation V.I. Fund8	SCSM Goldman Sachs Mid Cap Value Fund8	Oppenheimer Global Securities Fund/VA	Templeton Global Bond Securities Fund8
	Huntington VA Balanced Fund5	SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
	PIMCO Global Multi-Asset Portfolio8	JPMorgan Insurance Trust U.S. Equity Portfolio8	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
	MFS® Global Tactical Allocation Portfolio8	Putnam VT Equity Income Fund8	Wanger USA3
	AllianceBernstein Dynamic Asset Allocation Portfolio8		Wanger Select3
	Putnam VT Absolute Return 500 Fund8		Columbia Variable Portfolio - Small Cap Value Fund3
MFS® International Growth Portfolio
SCSM WMC Large Cap Growth Fund
Columbia Variable Portfolio - Marsico Growth Fund4
Columbia Variable Portfolio - Marsico 21st Century Fund4
MFS® Mid Cap Growth Portfolio1
MFS® Global Growth Portfolio1
Huntington VA Growth Fund5
Huntington VA Macro 100 Fund5
Huntington VA Mid Corp America Fund5
Huntington VA New Economy Fund5
Huntington VA International Equity Fund5

Masters Choice/Masters Extra (US) 9/2011

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
Huntington VA Situs Fund5
SCSM WMC Blue Chip Mid Cap Fund8
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio8
Invesco Van Kampen V.I. Mid Cap Value Fund8
AllianceBernstein International Growth Portfolio8
AllianceBernstein International Value Portfolio7, 8
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio8
SCSM AllianceBernstein International Value Fund8
SCSM Columbia Small Cap Value Fund8
SCSM Invesco Small Cap Growth Fund8
SCSM BlackRock International Index Fund8
AllianceBernstein Small/Mid Cap Value Portfolio8
Invesco V.I. International Growth Fund8
PIMCO EqS Pathfinder Portfolio8
Universal Institutional Funds Inc. - Growth Portfolio8

1   Only available if you purchased your Contract before February 2, 2004.
2   Only available if you purchased your Contract before March 5, 2007.
3   Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4
Only B Class shares available if you purchased your Contract on or after March 5, 2007. Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.

5   Only available if you purchased your Contract through a Huntington Bank representative.
6   Only available if you purchased your Contract before March 10, 2008.
7   Only available if you purchased your Contract before October 20, 2008.
8   Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.

* * * * *

Masters Choice/Masters Extra (US) 9/2011